Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 5,849	$ 5,745	$ 6,093
Future amortization expense next twelve months	5,986
Future amortization expense year two	1,492
Future amortization expense year three	22
Future amortization expense year four	22
Future amortization expense year five	6
Future amortization expense thereafter	3
Impairment of finite lived intangible assets	$ 0	$ 0	$ 0